TAX - Principal components of deferred tax balances (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 38,699	¥ 36,459
Deferred tax liabilities	(14,465)	(14,253)
Net deferred tax assets	24,234	22,206			¥ 19,174	¥ 1,948
Of which - deferred tax assets	27,412	25,509	$ 3,987	¥ 25,518
Of which - deferred tax liabilities	(3,178)	(3,303)	$ (462)	¥ (3,304)
Carry-forward tax losses	97,614	87,623
Tax losses	83,158	75,018
Unrecognized tax losses	14,456	12,605
Unused tax credits	¥ 10,944	¥ 4,990
Uganda [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	No fixed expiry date.	No fixed expiry date.
Unrecognized tax losses	¥ 7,876	¥ 3,181
Nigeria [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	No fixed expiry date.	No fixed expiry date.
Unused tax credits	¥ 10,696	¥ 4,587
Countries excluding NG [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	Between 2026 and 2037.	Between 2026 and 2037.
Maximum [member] | US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P20Y	P20Y
Maximum [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P20Y	P20Y
Maximum [member] | Countries excluding UG [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P20Y	P20Y
Minimum [member] | US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P6Y	P6Y
Minimum [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P6Y	P6Y
Minimum [member] | Countries excluding UG [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date	P1Y	P1Y
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 5,280	¥ 7,312
Deferred tax liabilities	(14,076)	(13,670)
Provision for dismantlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,087	9,669
Losses available for offsetting against future taxable profit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,565	16,529
Fair value of long term borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,770	1,771
Fair value changes on other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(232)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,997	1,178
Deferred tax liabilities	¥ (389)	¥ (351)